Summary of Charges Recorded in Connection with Restructuring by Reportable Segment (Parenthetical) (Detail) $ in Thousands		12 Months Ended
	Apr. 15, 2018 Position	May 31, 2018 USD ($) Position
Restructuring Cost And Reserve [Line Items]
Restructuring charges | $		$ 17,514
Number of positions eliminated | Position	154
Consumer Segment | 2020 MAP to Growth Plan – Fiscal 2018 Phases Associated at Operating Company
Restructuring Cost And Reserve [Line Items]
Restructuring charges | $		$ 5,500
Number of positions eliminated | Position		154
Consumer Segment | 2020 MAP to Growth Plan - Fiscal 2018 Phases Related to Legal Function
Restructuring Cost And Reserve [Line Items]
Restructuring charges | $		$ 200
Number of positions eliminated | Position		1
Industrial Segment | 2020 MAP to Growth Plan – Fiscal 2018 Phases Associated at Operating Company
Restructuring Cost And Reserve [Line Items]
Restructuring charges | $		$ 1,500
Number of positions eliminated | Position		24
Industrial Segment | 2020 MAP to Growth Plan - Fiscal 2018 Phases Related to Legal Function
Restructuring Cost And Reserve [Line Items]
Restructuring charges | $		$ 700
Number of positions eliminated | Position		4